Cover	Mar. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-108715
Entity Registrant Name	IDAHO COPPER CORPORATION
Entity Central Index Key	0001263364
Entity Tax Identification Number	98-0221494
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	800 W. Main St
Entity Address, Address Line Two	Ste 1460
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702
City Area Code	208
Local Phone Number	274-9220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Joway Health Industries Group Inc.